Long-term Debt - Term bank loans/ Credit facilities (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		7 Months Ended
	Mar. 03, 2015	Jun. 30, 2015	Jun. 30, 2014	Jul. 25, 2014	Feb. 13, 2015	Dec. 31, 2014	Feb. 07, 2014
Debt Instrument [Line Items]
Payment of financing costs		$ 6,175	$ 4,273
Long-term Debt		$ 4,811,651				$ 4,372,450
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,300,000
Maturity Date Of Loan		July 25, 2021
Amortization And Write Off Of Financing Costs				19,797
Release of restricted cash				$ 75,000
1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Maturity Date Of Loan		Q3 2020
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,900,000
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 475,000
Line of credit faciliy amount drawn down	$ 462,000
Restricted cash pledged as security	$ 10,000
Debt Instrument Maturity Date Description		5 years
Variable rate basis		LIBOR